Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity
NOTE 6. STOCKHOLDERS’ EQUITY
The Company’s Certificate of Incorporation authorizes the issuance of 120,000,000 shares of common stock, $0.0001 par value per share and 30,000,000 shares of undesignated preferred stock, $0.0001 par value per share. As of June 30, 2021, and December 31, 2020, there were 17,521,075 shares of common stock and 13,984,441 shares of common stock (which include 2,744,586 shares of common stock constituting part of the units), outstanding, respectively, and no shares of preferred stock outstanding.
On April 5, 2021, the Company announced that it would redeem all of its outstanding public warrants to purchase shares of the Company’s common stock that were issued under the Warrant Agreement, dated March 5, 2020, by and between the Company and Continental Stock Transfer & Trust Company, as warrant agent, as part of the units sold in the Company’s initial public offering, that remained outstanding and unexercised on May 5, 2021, the redemption date, at a redemption price of $0.01 per public warrant. In addition to the $6.1 million of cash received on April 1, 2021 from the exercise of public warrants in March 2021, prior to the redemption notice, the Company received additional proceeds of approximately $31.4 million from the exercise of additional public warrants during the redemption period. Prior to the redemption date, the units were each separated into one share of common stock and one public warrant. Pursuant to the redemption, a total of 40,491 public warrants were unexercised as of the redemption date and redeemed by the Company at the redemption price of $0.01 per public warrant.
During the six months ended June 30, 2021, 275,000
private warrants were exercised for cash. The Company

issued
275,000
shares of common stock and subsequently received approximately $
3.2
 million cash in April 2021.
Restricted Shares
A summary of restricted stock activity for the six months ended June 30, 2021 is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2021	361,168	$0.016
Vested	(89,241)	—

Nonvested at June 30, 2021	271,927	$0.041

As of June 30, 2021, there was approximately $10,919 of unrecognized stock-based compensation related to restricted stock that will be amortized in 3.0 years.
Warrants
As of June 30, 2021, there were 3,295,000
private
warrants to purchase common stock outstanding. After the redemption described above, no public warrants remain ed
outstanding at June 30, 2021.
Each public warrant entitled the registered holder to purchase one-half
(1/2) of a share of common stock at a price of $11.50 per whole share of common stock, subject to adjustment as discussed below, at any time commencing on the later of one year after the closing of the initial public offering of LSAC or the consummation of a business combination.
Prior to
the redemption described above, the warrants would have expired at 5:00 p.m., New York City time, on December 23, 2025 (five years from the closing of the Company’s initial business combination).
The private warrants are identical to the previously outstanding public
warrants except that (i) each private warrant is exercisable for one share of common stock at an exercise price of $11.50 per share and (ii) such private warrants will be exercisable for cash (even if a registration statement covering the shares of common stock issuable upon exercise of such private warrants is not effective) or on a cashless basis, at the holder’s option (except with respect to 500,000 of the private warrants held by Rosedale Park, LLC and 500,000 of the private warrants held by LifeSci Holdings LLC, which were amended to remove the cashless exercise provision), and will not be redeemable by the Company (except with respect to 500,000 of the private warrants held by Rosedale Park, LLC and 500,000 of the private warrants held by LifeSci Holdings LLC, which were amended to include a redemption provision substantially identical to that of the public warrants; provided, however, that such redemption rights may not be exercised during the first 12 months following the closing of the Business Combination unless the last sales price of the Company’s common stock has been equal to or greater than $20.00 per share for any 20 trading days within a 30 trading day period ending on the third business day prior to the date on which notice of redemption is given), in each case so long as they are still held by the initial purchasers or their affiliates. The private warrants purchased by Rosedale Park, LLC, will expire on March 5, 2025, provided that once the private warrants are not beneficially owned by Chardan Capital Markets, LLC or any of its related persons anymore, the private warrants may not be exercised five years following the completion of the Company’s initial business combination.
The previously outstanding public warrants and the private warrants issued to LifeSci Holdings LLC that were amended as described above were determined to be equity classified in accordance with ASC 815, Derivatives and Hedging. The remaining private warrants were determined to be liability classified in accordance with ASC 815, Derivatives and Hedging (see note 4).

9. Stockholders’ Equity
The Company’s Certificate of Incorporation authorizes the issuance of 120,000,000 shares of common stock, $0.0001 par value per share and 30,000,000 shares of undesignated preferred stock, $0.0001 par value per share. As of December 31, 2020, and 2019, there were 13,984,441 shares of common stock (which include 2,744,586 shares of common stock constituting part of the units) and 5,196,000 shares of common stock, respectively, and no shares of preferred stock outstanding.
Founders Shares
Vincera Pharma’s three founders (the “Founders”) were each issued 1,618,199 shares (2,834,497 shares prior to the effects of the reverse merger) of Vincera Pharma’s common stock (the “Founders Shares”), in August 2019. The Founders had not paid the Company for the aggregate par value for their Founder Shares as of December 31, 2019. All amounts owed for the issuance of these Founders Shares were settled in cash in July 2020.
Restricted Shares
Between July and August 2019, Vincera Pharma issued 471,850 shares (826,510 shares prior to the effects of the reverse merger) of restricted stock at par value to certain management persons. All amounts owed for the issuance of these restricted shares were settled in cash in July 2020. The grant date fair value of this restricted stock was approximately $6,000.
In May 2020, Vincera Pharma issued an additional 173,552 shares (304,000 shares prior to the effects of the reverse merger) of restricted stock at a fair value of $0.07 per share in exchange for services.
Pursuant to these restricted share agreements, the term vesting represents the expiration of Vincera Pharma’s repurchase right for the underlying shares.
As of December 31, 2020, there was approximately $13,000 of unrecognized stock-based compensation related to restricted stock that will be amortized in 3.4 years.
A summary of restricted stock activity for the year ended December 31, 2020 and period ended 2019 is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Nonvested at March 1, 2019 (date of inception)	—	$—
Restricted stock granted	471,850	0.012
Vested	(95,943)	—

Nonvested at December 31, 2019	375,907	0.012
Restricted stock granted	173,552	0.07
Vested	(188,291)	—

Nonvested at December 31, 2020	361,168	$0.016

Warrants
As of December 31, 2020, there were 10,133,767 warrants to purchase common stock outstanding, consisting of 6,563,767 public warrants (which include 2,744,586 public warrants constituting part of the units) and 3,570,000 private warrants. Each unit consists of one share of common stock and one public warrant exercisable for one-half
of one share of common stock.
Each public warrant entitles the registered holder to
purchase one-half (1/2)
of a share of common stock at a price of $11.50 per whole share of common stock, subject to adjustment as discussed below, at any time commencing on the later of one year after the closing of the initial public offering of LSAC or the consummation of a business combination. The warrants will expire at 5:00 p.m., New York City time, on December 23, 2025 (five years from the closing of the Company’s initial business combination).
The private warrants are identical to the warrants underlying the units except that (i) each private warrant is exercisable for one share of common stock at an exercise price of $11.50 per share and (ii) such private warrants will be exercisable for cash (even if a registration statement covering the shares of common stock issuable upon exercise of such private warrants is not effective) or on a cashless basis, at the holder’s option (except with respect to 500,000 of the private warrants held by Rosedale Park, LLC and 500,000 of the private warrants held by LifeSci Holdings LLC, which were amended to remove the cashless exercise provision), and will not be redeemable by the Company (except with respect to 500,000 of the private warrants held by Rosedale Park, LLC and 500,000 of the private warrants held by LifeSci Holdings LLC, which were amended to include a redemption provision substantially identical to that of the public warrants; provided, however, that such redemption rights may not be exercised during the first 12 months following the closing of the Business Combination unless the last sales price of the Company’s common stock has been equal to or greater than $20.00 per share for any 20 trading days within a 30 trading day period ending on the third business day prior to the date on which notice of redemption is given), in each case so long as they are still held by the initial purchasers or their affiliates. The private warrants purchased by Rosedale Park, LLC, will expire on March 5, 2025, provided that once the private warrants are not beneficially owned by Chardan Capital Markets, LLC or any of its related persons anymore, the private warrants may not be exercised five years following the completion of the Company’s initial business combination.
The public warrants and the private warrants issued to LifeSci Holdings LLC that were amended as described above were determined to be equity classified in accordance with ASC 815, Derivatives and Hedging. The remaining private warrants were determined to be liability classified in accordance with ASC 815, Derivatives and Hedging (see notes 3 and 6).